Annual Fund Operating Expenses	18 Months Ended
Jun. 30, 2011
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.07%
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.05%